N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09277

Viking Mutual Funds

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)>

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

VIKING TAX-FREE FUND FOR MONTANA
Schedule of Investments September 30, 2010
	Principal Amount	Fair Value
MUNICIPAL BONDS (96.5%)

Education (17.0%)
*MT St Brd Regents Higher Ed Rev Ref (MT St Univ) 5.000% 11/15/21	$750,000	$810,037
MT St Brd Regents Higher Ed Rev Ref (MT St Univ) 5.000% 11/15/18	260,000	293,966
MT St Brd Regents Higher Ed Rev Unref (Univ of MT) 6.000% 05/15/19	230,000	236,178
MT St Brd Regents Higher Ed Rev Unref (Univ of MT) 5.750% 05/15/24	410,000	420,119
MT St Brd Regents Higher Ed Rev Ref (MT St Univ) 4.500% 11/15/25	770,000	823,484
*MT St Hgr Ed Student Assist Corp Student Ln Rev 5.500% 12/01/31	1,685,000	1,669,919
*MT St Hgr Ed Student Assist Corp Student Ln Rev 6.400% 12/01/32	1,625,000	1,625,845
*Univ of MT Univ Revs Facs Acq & Imp Ser C 5.000% 11/15/17	140,000	160,513
Univ of MT Univ Revs Higher Ed Facs Impt Ser D 5.375% 05/15/19	370,000	435,520
Univ of Puerto Rico 5.000% 06/01/17	1,000,000	1,061,990
		7,537,571
General Obligation (3.0%)
Bozeman MT 4.950% 07/01/20	170,000	179,602
Puerto Rico Commonwealth GO 6.000% 07/01/27	600,000	650,232
Ravalli Cnty G.O. 4.250% 07/01/27	150,000	155,116
Ravalli Cnty G.O. 4.350% 07/01/28	155,000	160,468
Ravalli Cnty G.O. 4.400% 07/01/29	165,000	170,592
		1,316,010
Health Care (25.3%)
MT Fac Fin Auth Hlth Care Facs Rev Ref-Developmental Ctr Proj 4.500% 06/01/16	250,000	265,640
MT Fac Fin Auth Hlth Care Facs Rev Ref-Developmental Ctr Proj 4.750% 06/01/19	170,000	178,505
MT Fac Fin Auth Hlth Care Facs Rev Childrens Home 4.550% 01/01/17	250,000	269,882
MT Fac Fin Auth Hlth Master Ln Pg NE MT-B 4.500% 05/01/27	250,000	254,830
MT Fac Fin Auth Hlth Care Facs Rev (St Luke Health) 4.500% 01/01/17	120,000	131,166
MT Fac Fin Auth Hlth Care Facs Rev (St Luke Health) 5.000% 01/01/22	600,000	636,606
MT Fac Fin Auth Glendive Med Pj 4.500% 07/01/23	250,000	259,725
MT Fac Fin Auth Powell Cnty Mem Hosp 4.500% 07/01/30	750,000	768,397
MT Fac Fin Auth Hosp Facs Rev (St Peters Hosp Proj) 5.000% 06/01/28	250,000	255,332
MT Fac Fin Auth Rev Prov Hlth & Svce 5.000% 10/01/19	175,000	193,786
*MT Fac Fin Auth Rev Prov Hlth & Svce 5.000% 10/01/22	1,500,000	1,582,605
MT Fac Fin Auth Rev Prov Hlth & Svce 4.800% 12/01/20	105,000	114,912
MT Fac Fin Auth Rev Benefis Health Sys 4.750% 01/01/24	150,000	158,111
MT Fac Fin Auth Rev Benefis Health Sys 4.750% 01/01/25	275,000	290,813
MT Fac Fin Auth Sisters of Charity Leavenworth 4.750% 01/01/40	500,000	509,245
MT Fac Fin Auth Sisters of Charity of Levnwrth 4.500% 01/01/24	1,000,000	1,047,740
MT St Hlth Fac Auth Hlth Care Rev (State Hospital) 5.000% 06/01/22	600,000	600,456
MT St Hlth Fac Auth Hlth Care Rev (Big Horn Hosp - Hardin) 5.100% 02/01/18	300,000	300,372
MT St Hlth Fac Auth Hlth Care Rev (Lewis & Clark Nursing Home) 5.100% 02/01/18	350,000	350,420
*MT St Hlth Fac Auth Hlth Care Rev (Marcus Daly Memorial) 6.000% 08/01/20	1,400,000	1,401,316
Yellowstone County MT Health Care Lease Rev 5.000% 09/01/29	1,250,000	1,330,088
Yellowstone County MT Health Care Lease Rev 5.250% 09/01/34	245,000	263,098
		11,163,045
Housing (4.4%)
MT St Brd Hsg., AMT Single Family Mtg Ser B 4.750% 12/01/27	90,000	89,576
*MT Board of Hsg., Single Family Mrtg 5.750% 06/01/30	45,000	45,020
*MT St Brd Hsg., Single Family Ser A-2 5.500% 12/01/20	55,000	55,037
*MT Board of Hsg., Single Family Program 5.600% 12/01/23	515,000	515,288
MT Board of Hsg., Single Family Program Series 2002A 5.200% 12/01/22	105,000	105,230
MT St Brd Hsg., Single Family Mtg Ser B-2 4.850% 12/01/15	60,000	60,425
MT Board of Hsg., Single Family Program 5.550% 06/01/33	105,000	105,128
MT Board of Hsg., Single Family Program 5.050% 12/01/24	150,000	156,425
MT Board of Hsg., Single Family Program 5.300% 12/01/29	640,000	670,029
MT St Brd Hsg., Single Family Mtg Ser C2 4.850% 12/01/26	145,000	145,625
		1,947,783
Other Revenue (23.9%)
Billings, MT Spl Impt Dist No 1385 7.000% 07/01/17	255,000	273,324
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.550% 07/01/20	65,000	64,513
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.700% 07/01/21	70,000	69,352
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.800% 07/01/22	70,000	69,173
Bozeman MT Tax Increment Urban Renewal Rev Downtown Impt Dist 4.950% 07/01/28	200,000	189,296
Gallatin Cnty MT Rural Impt Dist No 396 5.500% 07/01/25	600,000	613,938
Gallatin Cnty MT Rural Impt Dist No 396 6.000% 07/01/30	1,000,000	1,025,090
Great Falls MT Tax Increment Urban Renewal West BK Urban Renewal Dist-A 5.550% 07/01/29	275,000	308,531
Helena MT Ctfs Partn 4.625% 01/01/24	270,000	291,994
Helena MT Ctfs Partn 5.000% 01/01/29	175,000	188,298
Madison Cnty Rural Impt Dist 5.500% 07/01/25	770,000	799,922
Madison Cnty Rural Impt Dist 6.000% 7/1/30	1,000,000	1,036,470
Missoula MT Spl Assmt Pooled Spl Sidewalk Curb 4.750% 07/01/27	200,000	206,990
Missoula MT Spl Assmt Sidewalk Curb 6.000% 07/01/30	200,000	210,418
Missoula MT Spl Impt Dists #540 4.600% 07/01/24	100,000	99,815
Missoula MT Spl Impt Dists #540 4.600% 07/01/25	105,000	104,685
Missoula MT Spl Impt Dists NO 541 5.400% 07/01/29	370,000	409,490
Missoula MT Tax Increment Urban Renewal 5.125% 07/01/26	125,000	132,914
MT Fac Fin Auth Rev (Cmnty Counsel & Correctl Svcs) 4.500% 10/1/22	470,000	507,389
MT Fac Fin Auth Boyd Andrew Cmnty Svcs Proj 4.375% 10/01/20	285,000	304,597
MT Fac Fin Auth Rev (Boyd Andrew Proj) 4.500% 10/1/22	215,000	232,103
MT St Hlth Fac Auth Hlth Care Rev (Lewis & Clark Office Proj) 5.100% 02/01/18	150,000	150,180
MT Hlth Facs Auth (Alternatives Inc) Prerelease Ctr Rev 5.600% 10/01/17	750,000	750,015
MT Hlth Facs Auth (Boyd Andrew Prj) Pre Release Center 6.300% 10/01/20	795,000	795,072
Puerto Rico Sales Tax Financing First Sub-SER A 5.000% 08/01/24	800,000	843,352
Puerto Rico Sales Tax Fin Corp Sales Tax Rev 5.000% 08/01/26	750,000	786,630
Whitefish MT Tax Increment Urban Renewal Rev Emergency Svcs PJ Ref 4.625% 07/15/20	100,000	107,058
		10,570,609
Transportation (13.0%)
Billings MT Arpt Rev 4.500% 07/01/18	400,000	411,836
Billings MT Arpt Rev 4.750% 07/01/19	350,000	360,899
Billings MT Arpt Rev 5.000% 07/01/20	235,000	242,762
Billings MT Arpt Rev Customer Fac Chrg - Ser B 4.375% 07/01/30	750,000	745,770
Gallatin Cty., MT Airport Auth Rev 4.700% 06/01/34	1,200,000	1,222,464
MT St Dept Transn Rev Grant Antic Hwy 93 5.000% 06/01/22	350,000	394,552
Puerto Rico Highway Rev 4.950% 07/01/26	500,000	534,255
Puerto Rico Commonwealth Hwy & Trans Auth Hwy Rev 5.500% 07/01/20	270,000	296,179
Puerto Rico Comwlth Hwy & Trans Auth Transn Rev 5.500% 07/01/29	370,000	396,163
Puerto Rico Commonwealth Hwy & Trans Auth Rev 5.000% 07/01/26	300,000	303,555
Puerto Rico Commonwealth Hwy & Trans Auth Rev 5.500% 07/01/23	750,000	820,575
		5,729,010
Utilities (9.9%)
Forsyth MT Poll Ctl Rev Ref Puget Sound Energy 5.000% 03/01/31	355,000	360,336
*Forsyth MT Pollution Ctl Rev Ref Northwestern Corp Colstrip 4.650% 08/01/23	1,400,000	1,441,958
Puerto Rico Electric Power Auth Power Rev 5.000% 07/01/28	1,000,000	1,023,250
Puerto Rico Electric Power Auth Power Rev 5.000% 07/01/22	725,000	785,298
Puerto Rico Elec Pwr Auth 5.000% 07/01/25	750,000	770,348
		4,381,190

TOTAL MUNICPAL BONDS (COST: $41,128,929)		$42,645,218

SHORT-TERM SECURITIES (3.5%)	Shares
Wells Fargo Advantage National Tax-Free Money Market 0.124% (COST: $1,541,243)	1,541,243	$1,541,243

TOTAL INVESTMENTS IN SECURITIES (COST: $42,670,172) (100.0%)		$44,186,461
OTHER ASSETS LESS LIABILITIES (0.0%)		19,958

NET ASSETS (100.0%)		$44,206,419

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
As of September 30, 2010, the Fund had one when-issued purchase:
750,000 of Billings MT Arpt Rev Customer Fac Chrg - Ser B 4.375% 07/01/30

VIKING TAX-FREE FUND FOR NORTH DAKOTA
Schedule of Investments September 30, 2010
	Principal Amount	Fair Value
MUNICIPAL BONDS (96.4%)

Education (20.3%)
Fargo ND Sch Dist Bldg Auth Lease Rev Ref 4.000% 05/01/20	250,000	265,210
Minot Public School Dist Bldg Auth 4.800% 05/01/23	210,000	219,902
Minot ND Pub Sch Dist Bldg Auth Lease Rev 4.750% 05/01/26	160,000	164,280
*ND St Brd Hghr Ed Student Svcs Facs Rev MSU 5.000% 08/01/18	175,000	177,786
*ND St Brd Hghr Ed Student Svcs Facs Rev MSU 5.500% 08/01/23	125,000	126,326
ND State Board of Hgr Educ. (ND St Univ Facs) 5.100% 04/01/32	500,000	509,955
*ND State Board of Hgr Educ (Univ. of ND Hsg & Aux Facs) Rev 5.000% 04/01/32	1,000,000	1,033,370
ND St Brd Higher Ed Rev Hsg & Aux - BSC 4.750% 05/01/19	100,000	101,922
North Dakota St Brd Higher Ed Rev Hsg & Aux - Bismarck St College 5.350% 05/01/30	500,000	502,005
ND State Board of Hgr Educ (ND State Univ Hsg & Aux Facs) 5.000% 04/01/27	250,000	273,083
Puerto Rico Indl. Tourist Edl, Fac. Inter American Univ. 5.000% 10/01/22	500,000	500,010
University of Puerto Rico 5.000% 06/01/17	450,000	477,896
		4,351,745
General Obligation (9.7%)
Fargo ND Pub Sch Dist No 1 Ltd Tax-Sch Bldg 4.500% 05/01/21	250,000	264,610
Fargo ND Pub Sch Dist No 1 Ltd Tax 5.000% 05/01/23	200,000	217,092
Grand Forks ND Ref Impt 5.000% 12/01/24	100,000	103,945
Grand Forks ND Pub Bldg 4.625% 12/01/26	350,000	371,298
*City of Minot (Highway Bonds) G.O. 5.000% 10/01/23	555,000	576,639
Minot ND Wtr & Swr Util Resv Rev 5.250% 10/01/22	200,000	221,306
Minot ND Wtr & Swr Util Resv Rev 5.375% 10/01/23	250,000	282,030
West Fargo ND Pub Sch Dist No 6 5.000% 05/01/14	50,000	51,335
		2,088,255
Health Care (21.4%)
Burleigh Cnty ND Health Care Rev Ref-Medcenter One Inc 5.250% 05/01/13	150,000	150,051
Burleigh Cnty ND Mun Indl Dev Act Rev Ref MO Slope Luth Care Ctr 5.050% 11/01/18	125,000	118,253
Cass County ND Health Facs Rev Essectia Health-Ser A-RMKT 5.125% 02/15/37	1,000,000	1,038,980
Fargo ND Health Sys Rev MeritCare Obligated 5.375% 06/01/27	500,000	500,465
Fargo ND Health Sys Rev MeritCare Obligated 5.625% 06/01/31	250,000	251,800
Fargo ND Health Sys Rev MeritCare Obligated 5.125% 06/01/27	75,000	75,369
Grand Forks ND Health Care Facs Rev United Hospital Obligated Group 6.250% 12/01/24	200,000	200,186
Grand Forks ND Health Care Sys Rev Altru Health Sys Oblig Group 5.625% 08/15/27	750,000	751,920
Grand Forks ND Nursing Fac 11/01/29 7.250%	300,000	323,082
Langdon ND Health Care Facs Rev Cavalier County MEM Hosp PJ 6.200% 01/01/25	155,000	160,472
Ward Cnty Hlth Care Fac Rev Trinity Obligated Group 5.250% 07/01/15	385,000	415,146
Ward Cnty Hlth Care Fac Rev Trinity Obligated Group 5.125% 07/01/25	100,000	100,176
Ward Cnty Hlth Care Fac Rev Trinity Obligated Group 5.125% 07/01/29	500,000	494,605
		4,580,505
Housing (8.3%)
ND Hsg Fin Agy Mtg Rev Hsg Fin Pg 5.650% 07/01/28	90,000	92,893
ND St Hsg Fin Agy Rev Home Mtg Prog C Aa1/NR 4.90% 07/01/15	150,000	151,951
*ND (HFA) Hsg Finance Rev 5.200% 07/01/22	615,000	630,516
North Dakota Housing Finance Agy 5.150% 07/01/23	360,000	379,613
North Dakota Housing Finance Agy 5.400% 07/01/28	95,000	100,595
*ND St Hsg Fin Agy Rev Hsg Fin Prog Home Mtg A 5.550% 07/01/22	40,000	40,170
ND St Hsg Fin Agy Hsg-Home Mtg Fin PG-Ser A 5.350% 07/01/34	370,000	390,602
		1,786,340
Other Revenue (18.4%)
Fargo ND Bldg Auth Lease Rev 5.000% 05/01/20	50,000	51,839
Grand Forks Cnty Bldg Auth Lease Rev 5.000% 12/01/20	200,000	215,338
Grand Forks ND Mosquito Ctl Resv Rev 4.750% 09/01/24	100,000	105,732
ND Pub Fin Auth Cap Fing Prog 5.000% 06/01/31	100,000	106,028
ND Pub Fin Auth AMT Indl Dev Prog 5.000% 06/01/20	150,000	158,647
North Dakota Pub Fin Auth AMT - Indl Dev Prog - Ser A 5.000% 06/01/31	240,000	237,034
North Dakota Pub Fin Auth State Revolving Fund 5.500% 10/01/27	250,000	289,545
ND Pub Fin Auth Indl Dev Prog 6.000% 06/01/34	200,000	224,426
North Dakota Pub Fin Auth GO (Tri-County Water Dist) 5.000% 06/01/34	265,000	282,304
ND Mun Bd Bk Cap Fing Prog 6.000% 06/01/21	25,000	25,022
ND Bldg Auth Lease Rev 5.200% 12/01/19	90,000	92,349
*ND Bldg Auth Lease Rev 5.000% 12/01/22	1,020,000	1,081,139
Puerto Rico Comwlth Infrastructure Fing Auth Spl Tax Rev Ser A 5.500% 07/01/28	135,000	143,689
Puerto Rico Sales Tax Financing First Sub-SER A 5.000% 08/01/24	400,000	421,676
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev. 5.000% 08/01/26	150,000	157,326
Williams Cnty ND Sales Tax Rev 5.000% 11/01/21	100,000	101,808
Williams Cnty ND Sales Tax Rev 5.000% 11/01/31	250,000	251,147
		3,945,049
Transportation (6.8%)
Grand Forks ND Regl Arpt Auth Arpt Rev Ser A 4.600% 06/01/24	350,000	374,948
Grand Forks ND Regl Arpt Auth Arpt Rev Ser A 5.000% 06/01/29	500,000	542,005
Puerto Rico Highway Rev 4.950% 07/01/26	500,000	534,255
		1,451,208
Utilities (11.5%)
Mclean Cnty ND Solid Waste Facs. Rev. Great River Energy Projects 4.875% 07/01/26	300,000	313,356
Mercer Cnty, ND Pollutn Ctr Rev Ref Otter Tail Corp Proj 4.850% 09/01/22	115,000	115,024
ND St Wtr Commn Rev Wtr Dev & Mgmt Prog 5.000% 8/1/2025	500,000	532,690
*Oliver Cnty ND Pollutn Ctl Rev Ref-Square Butte Electric Coop 5.300% 01/01/27	425,000	425,514
Puerto Rico Elec Power Auth Power Rev 5.000% 07/01/23	600,000	621,486
Puerto Rico Elec Power Auth Pwr Rev REF-SER ZZ 5.000% 07/01/26	300,000	309,048
South Central Regl Wtr Dist Util Sys Rev Ref - Northern Burleigh Cnty 5.000% 10/01/23	150,000	157,933
		2,475,051

TOTAL MUNICPAL BONDS (COST: $19,812,489)		$20,678,153

SHORT-TERM SECURITIES (2.1%)	Shares
Wells Fargo Advantage National Tax-Free Money Market 0.124% (COST: $447,708)	447,708	$447,708

TOTAL INVESTMENTS IN SECURITIES (COST: $20,260,197) (98.5%)		$21,125,861
OTHER ASSETS LESS LIABILITIES (1.5%)		325,111

NET ASSETS (100.0%)		$21,450,972

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

VIKING LARGE-CAP VALUE FUND
Schedule of Investments September 30, 2010
	Quantity	Fair Value
COMMON STOCK (103.5%)

Consumer Discretionary (6.8%)
Walt Disney Company	800	$26,488
Penney J. C.	500	13,590
TJX Companies	400	17,852
Target Corp	300	16,032
Time Warner Cable	333	17,979
		91,941
Consumer Staples (16.4%)
Altria Group	1,400	33,628
Archer-Daniels-Midland	700	22,344
CVS Corp	1,400	44,058
Kimberly-Clark	700	45,535
PepsiCo Inc	500	33,220
Sysco Corp	1,100	31,372
Bunge Limited	200	11,832
		221,989
Energy (15.0%)
Anadarko Petroleum	600	34,230
Apache Corp	500	48,880
Chevron Texaco	600	48,630
ConocoPhillips	400	22,972
Exxon Mobil Corp	600	37,074
Hess Corp	200	11,824
		203,610
Financials (19.2%)
BB&T	1,800	43,344
Chubb Corp	900	51,291
J.P. Morgan Chase & Corp	1,200	45,684
Lincoln National	600	14,352
Morgan Stanley	500	12,340
Prudential Finl	800	43,344
Wells Fargo & Corp	2,000	50,260
		260,615
Health Care (10.3%)
AmerisourceBergen Corp	2,000	61,320
Merck & Corp	1,200	44,172
Pfizer Inc	2,000	34,340
		139,832
Industrials (6.1%)
General Electric	2,900	47,125
Honeywell International Inc	800	35,152
		82,277
Information Technology (7.9%)
Corning Inc	1,200	21,936
Intel Corp	2,400	46,152
Microsoft Corp	1,600	39,184
		107,272
Materials (6.2%)
Freeport-McMoRan Copper & Gold Inc	300	25,617
PPG Industries	500	36,400
Sealed Air	1,000	22,480
		84,497
Telecommunication Services (5.7%)
AT&T Inc	1,300	37,180
Verizon Communications Inc	1,200	39,108
		76,288
Utilities (9.9%)
American Electric Power	1,100	39,853
Dominion Resources	900	39,294
Exelon Corporation	600	25,548
Public Svc Ent Grp	900	29,772
		134,467

TOTAL COMMON STOCKS (COST: $1,223,188)		$1,402,788

TOTAL INVESTMENTS IN SECURITIES (COST: $1,223,188) (103.5%)		$1,402,788
OTHER ASSETS LESS LIABILITIES (-3.5%)		(46,897)

NET ASSETS (100.0%)		$1,355,891

VIKING SMALL-CAP VALUE FUND
Schedule of Investments September 30, 2010
	Quantity	Fair Value
COMMON STOCK (94.2%)

Consumer Discretionary (11.0%)
*Borg Warner Automotive	1,000	$52,620
The Buckle Inc	1,200	31,848
*Carter's Inc	2,200	57,926
*Children's Place Retail Stores Inc	1,400	68,278
*Dicks Sporting Goods	1,900	53,276
The Finish Line	2,700	37,557
*Hanesbrands	1,300	33,618
*Jack in the Box	2,800	60,032
		395,155
Consumer Staples (6.9%)
*BJ'S Wholesale	2,200	91,300
J & J Snack Foods	1,700	71,281
*Treehouse Foods Inc	1,800	82,980
		245,561
Energy (3.3%)
*Bristow Group	1,500	54,120
*Exterran Holdings	1,400	31,794
*Oil States Intl Inc	700	32,585
		118,499
Financials (27.8%)
Argo Group Intl	2,400	83,376
Aspen Insurance Holdings	3,000	90,840
Astoria Financial	4,700	64,061
Corporate Office Properties	2,000	74,620
First Midwest Bancorp Inc	3,200	36,896
First Niagara Finc Gr Inc	5,000	58,250
Glacier Bancorp-New	3,800	55,480
LaSalle Hotel	2,300	53,797
National Penn Bancshares Inc	6,100	38,125
Prosperity Bancshares	1,800	58,446
Protective Life Corp	1,600	34,816
Senior Housing Properties Trust	3,600	84,600
Tanger Factory Outlet Centers	1,800	84,852
Tower Group	1,500	35,025
Trustmark	3,300	71,742
Umpqua Holdings Corp.	1,300	14,742
Washington Federal	3,600	54,936
		994,604
Health Care (7.4%)
*Magellan Health Services Inc	1,200	56,688
Owens & Minor	2,650	75,419
Teleflex Inc	1,300	73,814
West Pharm. Services	1,700	58,327
		264,248
Industrials (19.1%)
Arkansas Best Corp	2,500	60,575
Barnes Group	1,800	31,662
Brinks Corp	2,000	46,000
*Chicago Bridge & Iron	1,900	46,455
Crane Corp	1,100	41,734
*Emcor Group	1,400	34,426
*General Cable	2,200	59,664
*Genesee & Wyoming Inc	800	34,712
*Geoeye Inc	900	36,432
*Old Dominion	1,650	41,943
A.O. Smith Corporation	1,450	83,941
Towers Watson & Corp	1,200	59,016
*Tutor Perini Corp	3,500	70,315
Wabtec	800	38,232
		685,107
Information Technology (7.5%)
*JDA Software Group Inc	2,000	50,720
Maximus Inc	900	55,422
*Netgear Inc	2,300	62,123
*NetScout Systems Inc	4,900	100,499
		268,764
Materials (4.4%)
AptarGroup	1,900	86,773
RPM International Inc	3,600	71,712
		158,485
Utilities (6.8%)
Cleco Corporation	3,000	88,860
Portland Gen Elect Corp	3,600	73,008
Westar Energy Inc	3,400	82,382
		244,250

TOTAL COMMON STOCKS (COST: $2,862,393)		$3,374,673

SHORT-TERM SECURITIES (5.8%)	Shares
Wells Fargo Advantage Investment Money Market 0.172% (COST: $209,355)	209,355	$209,355

TOTAL INVESTMENTS IN SECURITIES (COST: $3,071,748) (100.0%)		$3,584,028
OTHER ASSETS LESS LIABILITIES (0.0%)		(1,506)

NET ASSETS (100.0%)		$3,582,522

*Non-income producing

NOTE: INVESTMENT IN SECURITIES
At September 30, 2010, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	Viking Tax-Free Fund for Montana	Viking Tax-Free Fund for North Dakota	Viking Large-Cap Value Fund	Viking Small-Cap Value Fund
Investments at cost	$42,670,172	$20,260,197	$1,223,188	$3,071,748
Unrealized appreciation	$1,554,182	$880,133	$230,932	$610,984
Unrealized depreciation	$37,893	$14,469	$51,332	$98,704
Net unrealized appreciation (depreciation)*	$1,516,289	$865,664	$179,600	$512,280

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds' investments as of September 30, 2010:

Viking Tax-Free Fund for Montana

	Level 1	Level 2	Level 3	Total
Short Term Securities	$1,541,243	$0	$0	$1,541,243
Municipal Bonds	0	42,645,218	0	42,645,218
Total	$1,541,243	$42,645,218	$0	$44,186,461

Viking Tax-Free Fund for North Dakota

	Level 1	Level 2	Level 3	Total
Short Term Securities	$447,708	$0	$0	$447,708
Municipal Bonds	0	20,678,153	0	20,678,153
Total	$447,708	$20,678,153	$0	$21,125,861

Viking Large-Cap Value Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$0	$0	$0	$0
Common Stock	1,402,788	0	0	1,402,788
Total	$1,402,788	$0	$0	$1,402,788

Viking Small-Cap Value Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$209,355	$0	$0	$209,355
Common Stock	3,374,673	0	0	3,374,673
Total	$3,584,028	$0	$0	$3,584,028

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"). The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Viking Mutual Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

November 29, 2010

By: /s/ Adam Forthun
Adam Forthun
Treasurer

November 29, 2010